ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payroll and related expenses	$ 179,291	$ 158,185
Accrued expenses	97,325	104,568
Government authorities	101,194	95,535
Other	13,875	15,620
Accrued expenses and other liabilities	$ 391,685	$ 373,908